Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real property dispositions:
Property dispositions		$ 186,050	$ 184,382	$ 186,713
Add: Gain on sales of real property	33,219	61,160	36,115	43,394
Proceeds from sales of real property		247,210	219,027	224,007
Revenues:
Rental income		55,535	83,695	103,176
Other income		0	0	8,059
Expenses:
Interest expense		11,353	16,776	20,347
Property operating expenses		4,394	7,171	6,464
Provision for depreciation		15,292	25,886	34,474
Income (loss) from discontinued operations, net		24,496	33,862	49,950
Medical Facilities [Member]
Real property dispositions:
Property dispositions		35,295	14,092	85,558
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions		150,755	170,290	101,155
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions		$ 0	$ 0	$ 0